FAIR VALUE MEASUREMENTS - Monte Carlo Simulation for the Private Placement Warrants (Details)	Jun. 30, 2023 $ / shares Y	Dec. 31, 2022 $ / shares Y	Dec. 31, 2021 $ / shares Y
Exercise price
FAIR VALUE MEASUREMENTS
Warrants and rights outstanding measurement input	0.05	0.05
Exercise price | Level 3 | MedTech Acquisition Corp
FAIR VALUE MEASUREMENTS
Warrants and rights outstanding measurement input	11.50	11.50	11.50
Stock price | Level 3 | MedTech Acquisition Corp
FAIR VALUE MEASUREMENTS
Warrants and rights outstanding measurement input	10.48	10.03	9.88
Volatility | Level 3 | MedTech Acquisition Corp
FAIR VALUE MEASUREMENTS
Warrants and rights outstanding measurement input	0.0490	0.0640	0.0960
Term | Level 3 | MedTech Acquisition Corp
FAIR VALUE MEASUREMENTS
Warrants and rights outstanding measurement input | Y	5.09	5.25	5.16
Risk-free rate | Level 3 | MedTech Acquisition Corp
FAIR VALUE MEASUREMENTS
Warrants and rights outstanding measurement input	0.0404	0.0391	0.0127
Dividend yield | Level 3 | MedTech Acquisition Corp
FAIR VALUE MEASUREMENTS
Warrants and rights outstanding measurement input	0.0000	0.0000	0.0000